COLUMBIA DIVIDEND OPPORTUNITY FUND
SUMMARY OF THE FUND
Investment Objective
Columbia Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income.
The Fund’s secondary objective is growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - COLUMBIA DIVIDEND OPPORTUNITY FUND	Class A		Class C		Class Adv	Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - COLUMBIA DIVIDEND OPPORTUNITY FUND		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees		0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none	0.50%
Other expenses		0.12%	0.12%	0.12%	0.12%	0.08%	0.03%	0.12%
Acquired fund fees and expenses		0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual Fund operating expenses	[1]	1.03%	0.78%	1.78%	0.78%	0.74%	0.69%	1.28%
Less: Fee waivers and/or expense reimbursements	[2]	none	none	none	none	(0.01%)	(0.01%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.03%	0.78%	1.78%	0.78%	0.73%	0.68%	1.28%
[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[2]	The Fund’s transfer agent has contractually agreed to waive fees and/or to reimburse expenses through September 30, 2020, unless sooner terminated by the Fund’s Board of Trustees (the Board), so that the fees payable under the Fund’s transfer agency agreement do not exceed the annual rates of 0.05% for Class Inst2 and 0.00% for Class Inst3.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - COLUMBIA DIVIDEND OPPORTUNITY FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	674	884	1,111	1,762
Class Adv	80	249	433	966
Class C	281	560	964	2,095
Class Inst	80	249	433	966
Class Inst2	75	236	410	917
Class Inst3	69	220	383	858
Class R	130	406	702	1,545

Expense Example, No Redemption - COLUMBIA DIVIDEND OPPORTUNITY FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	674	884	1,111	1,762
Class Adv	80	249	433	966
Class C	181	560	964	2,095
Class Inst	80	249	433	966
Class Inst2	75	236	410	917
Class Inst3	69	220	383	858
Class R	130	406	702	1,545

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 25% of its net assets in foreign investments.
Principal Risks
An investment in the Fund involves risks, including Value Securities Risk, Changing Distribution Level Risk, and Market Risk. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Changing Distribution Level Risk. The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Investments in larger, more established companies may involve certain risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of June 30, 2019: 15.26%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 17.62% Worst 1st Quarter 2009 -12.55%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2018)
Average Annual Total Returns - COLUMBIA DIVIDEND OPPORTUNITY FUND	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Aug. 01, 1988	(10.76%)	4.32%	10.92%
Class A | returns after taxes on distributions	Aug. 01, 1988	(13.12%)	1.45%	8.80%
Class A | returns after taxes on distributions and sale of Fund shares	Aug. 01, 1988	(4.51%)	2.71%	8.49%
Class Adv	Nov. 08, 2012	(5.11%)	5.80%	11.74%
Class C	Jun. 26, 2000	(7.02%)	4.75%	10.73%
Class Inst	Sep. 27, 2010	(5.07%)	5.83%	11.80%
Class Inst2	Aug. 01, 2008	(5.01%)	5.91%	11.99%
Class Inst3	Nov. 08, 2012	(5.10%)	5.95%	11.83%
Class R	Aug. 01, 2008	(5.68%)	5.28%	11.28%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		(3.23%)	8.41%	12.23%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		(8.27%)	5.95%	11.18%